Condensed consolidated statements of financial position - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 5,838	$ 7,686	$ 5,825	$ 9,300
Restricted cash	65	97
Trade accounts receivable and other (including 394 and 372 from related parties at June 30, 2024 and December 31, 2023, respectively)	4,186	3,661
Inventories (note 2)	17,690	18,759
Prepaid expenses and other current assets	3,229	3,037
Total current assets	31,008	33,240
Non-current assets:
Goodwill and intangible assets	4,947	5,102
Property, plant and equipment and biological assets	33,142	33,656
Investments in associates and joint ventures (note 4)	10,168	10,078
Other investments	283	513
Deferred tax assets	9,563	9,469
Other assets	1,736	1,859
Total non-current assets	59,839	60,677
Total assets	90,847	93,917
Current liabilities:
Short-term debt and current portion of long-term debt (note 8)	2,357	2,312
Trade accounts payable and other (including 329 and 360 to related parties at June 30, 2024 and December 31, 2023, respectively)	12,493	13,605
Short-term provisions (note 10)	455	588
Accrued expenses and other liabilities	4,674	4,967
Income tax liabilities	327	297
Total current liabilities	20,306	21,769
Non-current liabilities:
Long-term debt, net of current portion (note 8)	8,770	8,369
Deferred tax liabilities	2,270	2,432
Deferred employee benefits	2,620	2,741
Long-term provisions (note 10)	1,407	1,477
Other long-term obligations	1,175	1,061
Total non-current liabilities	16,242	16,080
Total liabilities	36,548	37,849
Equity (note 6):
Equity attributable to the equity holders of the parent	52,204	53,961
Non-controlling interests	2,095	2,107
Total equity	54,299	56,068	$ 57,909	$ 55,590
Total liabilities and equity	$ 90,847	$ 93,917